Condensed Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Diluted loss per share	$ (0.12)	$ (0.41)	$ (0.43)	$ (0.77)	$ (1.66)	$ (2.98)
Weighted average number of common shares outstanding (in Shares)					22,035,260	12,652,470